RIGHT OF USE ASSETS - Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation Of Quantitative Information About Right-Of-Use Assets [Abstract]
Balance as at January 1	$ 394,632	$ 325,952
Additions	140,016	65,803
Termination	(4,817)	0
Lease modifications	18,352	119
Exchange differences	(15,257)	(15,053)
Lease payments	(44,377)	(24,764)
Unrealized foreign exchange losses on revaluation of lease liability	1,717	9,689
Interest accrued on lease liabilities	38,594	32,886
Balance as at December 31	528,860	394,632
Current	59,115	45,660
Non-current	$ 469,745	$ 348,972